9. CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
9. CAPITAL STOCK

Concurrent with the closing of the Share Exchange in December 2013, we completed a closing of the PPO in which we sold 3,089,736 units of our common stock and warrants, at a price of $0.50 per unit for a total consideration of $1,549,368. During the initial closing of our PPO, we incurred advisory and professional fees of $406,035, of which issuance costs of $ 60,250 were allocated to equity issuance costs and deducted from additional paid in capital.

For the three months ended March 31, 2014 and in a second closing of our PPO on February 5, 2014, we sold 373,984 units of our common stock and warrants at a price of $0.50 per unit for total consideration of $186,987. In connection with the second closing of the PPO, we incurred advisory and professional fees of $80,251, of which issuance costs of $9,533 were allocated to equity issuance costs and deducted from additional paid in capital.

The following table displays the allocation of proceeds in connection with the PPO through March 31, 2014:

Gross Proceeds from the PPO:	$1,736,355
Issuance costs	(68,000)
Proceeds allocated to warrant liability	(343,105)
Proceeds allocated to common stock	$1,325,250

Each of the units sold in the PPO consisted of one share of our common stock and a warrant to purchase one share of our common stock. The warrants are exercisable for a period of three years at a purchase price of $0.75 per share. As of March 31, 2014, the Company has issued 93,000 warrants to the placement agent as a commission. These warrants are exercisable for a period of three years at a purchase price of $0.50 (see Note 7).

Net loss per Share

Basic and diluted net loss per share is presented in conformity with ASC Topic 260, Earnings per Share, for all periods presented. In accordance with this guidance, basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period. In a period where there is a net loss position, diluted weighted-average shares are the same as basic weighted-average shares. Shares used in the diluted net loss per common share calculation exclude potentially dilutive share equivalents as the effect would be antidilutive. As of March 31, 2014 there are 3,565,720 Investor and Broker Warrants which are excluded on aforementioned basis.

The 8,000,000 acquisition escrow shares held in escrow are related to the potential acquisitions of Gambitious (5,000,000 acquisition escrow shares) and Equidam (3,000,000 acquisition escrow shares), neither of which have been concluded. As such, these shares have not been included in the weighted average number of shares outstanding at year end to arrive at basic and diluted net loss per share.

Equity Incentive Plan

Before the Share Exchange on December 6, 2013, our Board of Directors adopted, and our stockholders approved, our 2013 Equity Incentive Plan (the “2013 Plan”), which provides for the issuance of incentive awards of up to 5,000,000 shares of our common stock to officers, key employees, consultants and directors. As of March 31, 2014, no individual agreements have been signed under the 2013 Plan.

Common Stock

Our Certificate of Incorporation authorizes the issuance of 300,000,000 shares of capital stock, consisting of 290,000,000 shares of Common Stock and 10,000,000 shares of “blank check” preferred stock, $0.001 par value per share.

Private investment

The Company issued 3,198,414 shares of common stock valued at $378,223 for cash during the twelve months ended December 31, 2013. In addition the Company issued 3,098,736 shares of common stock in an initial closing of the PPO at December 6, 2013. Total funding through the PPO has amounted to $1,736,355, of which $69,783 was paid to placement agents and other parties related to issuance costs through March 31, 2014. Of the $1,736,355 a fair value of $343,105 was attributed to the warrants issued with the common stock (see Note 9).

Stock issued for convertible notes payable

During the three months ended March 31, 2013, the Company issued 736,450 shares of common stock valued at $85,681 in connection with the conversion of notes payable and accrued interest (see Note 5).

Non-controlling Interests

The composition of the net loss attributable to noncontrolling interests is as follows:

	March 31, 2014	March 31, 2013
Symbid Coop - 100%	$10,412	$7,494
Gambitious Coop - 37%	606	8,321
Total net loss attributable to noncontrolling interests	$11,018	$15,815

Prior to the loss of control in Gambitious Co-op in February 2014, there was a noncontrolling interest of 37%.

Concurrent with the closing of the Share Exchange, we completed a closing of the PPO in which we sold 3,089,736 units of our common stock and warrants, at a price of $0.50 per unit for a total consideration of $1,549,368. We incurred total advisory and professional fees of $406,035 in connection with the PPO of which $60,250 were allocated to equity issuance costs and deducted from additional paid in capital. The net cash proceeds received by the Company were $1,143,333.

The fair value of the common stock issued was recorded as follows:

Total value:	$1,549,368
Issuance costs:	(60,250)
Warrants:	(305,893)
$1,183,225

Each of the units sold in the PPO consisted of one share of our Common Stock and a warrant to purchase one share of our Common Stock. The warrants are exercisable for a period of three (3) years at a purchase price of $ 0.75 per share. In addition, the Company issued 77,500 warrants to the placement agent as a commission. These warrants are exercisable for a period of three (3) years at a purchase price of $ 0.50 (see Note 10).

Net loss per share

Basic and diluted net loss per share is presented in conformity with ASC Topic 260, Earnings per Share, for all periods presented. In accordance with this guidance, basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period. In a period where there is a net loss position, diluted weighted-average shares are the same as basic weighted-average shares. Shares used in the diluted net loss per common share calculation exclude potentially dilutive share equivalents as the effect would be antidilutive. In total there are 3,176,236 Investor and Broker Warrants which are excluded on aforementioned basis.

The 8,000,000 Acquisition Escrow Shares held in escrow are related to the potential acquisitions of Gambitious (5,000,000 Acquisition Escrow Shares) and Equidam (3,000,000 Acquisition Escrow Shares), neither of which have been concluded. As such, these shares have not been included in the weighted average number of shares outstanding at year end to arrive at basic and diluted net loss per share.

Before the Share Exchange on December 6, 2013, our Board of Directors adopted, and our stockholders approved, our 2013 Equity Incentive Plan (the “2013 Plan”), which provides for the issuance of incentive awards of up to 5,000,000 shares of our Common Stock to officers, key employees, consultants and directors. To date, no individual agreements have been signed under the 2013 Plan.

Common Stock

Our Certificate of Incorporation authorizes the issuance of 300,000,000 shares of capital stock, consisting of 290,000,000 shares of Common Stock and 10,000,000 shares of “blank check” preferred stock, $ 0.001 par value per share.

Private investment

The Company issued 3,198,414 common stock valued at $ 378,223 for cash during the twelve months ended December 31, 2013. In addition the Company issued 3,098,736 common stock in an initial closing of the PPO at December 6, 2013. Total funding through the PPO amounted to   $ 1,549,368, of which $ 60,250 was paid to placement agents and advisors. Of the $ 1,489,118 a fair value of $ 305,893 was attributed to the warrants issued with the common stock (see Note 10).

Stock issued for Convertible Notes Payable

The Company issued 736,450 shares of common stock valued at $ 85,681 in connection with the conversion of notes payable and accrued interest (see Note 8).

Stock issued for services

The Company issued 501,780 common stock valued at $ 65,804 in connection with the return of the use of PR services.

Non-controlling Interests

The composition of the net loss attributable to non-controlling interests is as follows:

	December 31,
	2013	2012
Symbid Coop - 100%	$9,792	$33,142
Gambitious Coop - 37%	20,224	31,420
Total net loss attributable to NCI	$30,016	$64,562